Unaudited Quarterly Data - Summary of Unaudited Quarterly Consolidated Statements of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 38,634	$ 35,340	$ 32,196	$ 29,026	$ 26,561	$ 24,474	$ 21,661	$ 19,425	$ 18,047	$ 123,123	$ 83,607	$ 51,677
Gross profit	29,402	26,673	24,655	21,963	19,621	18,127	15,718	13,939	13,094	92,912	60,878	35,079
Net loss	$ (9,010)	$ (15,664)	$ (6,619)	$ (7,541)	$ (9,335)	$ (7,207)	$ (6,735)	$ (6,538)	$ (4,254)	$ (39,159)	$ (24,734)	$ (16,752)
Net loss per share, basic and diluted	$ (0.18)	$ (0.33)	$ (0.16)	$ (0.19)	$ (0.23)	$ (0.18)	$ (0.17)	$ (0.16)	$ (0.11)	$ (0.92)	$ (0.61)	$ (0.42)